Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Property and Equipment

Note 3: Property and Equipment

Property and equipment consisted of the following:

	June 30, 2025	December 31, 2024

Equipment	$31,362	$2,657

Less: accumulated depreciation	(3,258)	(664)

Equipment, net	$28,104	$1,993

Depreciation expense for the six months ended June 30, 2025 and 2024 totaled $2,594 and $221, respectively.

Note 3: Property and Equipment

Property and equipment consisted of the following:

December 31,	2024	2023

Property and equipment	$2,657	$-

Less: accumulated depreciation	(664)	-

Property and equipment, net	$1,993	$-

Depreciation expense for the years ended December 31, 2024 and 2023 totaled $664 and $0, respectively.